--------------------------------------------------------------------------------
BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
Semi-Annual Report
June 30, 2002
INDEX

INDEX                                  BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------








                                                                     PAGE NUMBER

Portfolio of Investments                                                1 - 5

Industry Diversification                                                  6

Statement of Assets and Liabilities                                       7

Statement of Operations                                                   8

Statements of Changes in Net Assets                                       9

Financial Highlights

                    Selected Data for Class I share                      10

                    Selected Data for Class III share                    11

Notes to Financial Statements                                         12 - 16

Management of the Trust                                               17 - 18

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES           U.S. $ VALUE
-------------------------------------------------------------------------------------------------
COMMON STOCKS  - 93.8%
AUSTRALIA - 4.2%
Amcor, Ltd                                                         361,666     $       1,672,819
Australia and New Zealand Banking Group, Ltd.                      161,200             1,745,466
BHP Billiton, Ltd.                                                 488,272             2,823,015
Brambles Industries, Ltd.                                          523,095             2,771,831
Coles Myer, Ltd.                                                   205,000               762,925
Foster's Group, Ltd.                                               420,000             1,112,770
National Australia Bank, Ltd.                                      152,943             3,039,114
The News Corp., Ltd.                                               240,500             1,306,786
Woolworths, Ltd.                                                   111,800               825,243
                                                                               ------------------
                                                                                      16,059,970
                                                                               ------------------

BELGIUM - 1.9%
Delhaize Le Lion SA                                                 60,700             2,847,373
Interbrew                                                          155,170             4,454,663
                                                                               ------------------
                                                                                       7,302,036
                                                                               ------------------

DENMARK - 0.7%
Novo Nordisk A/S, Class B                                           82,215             2,721,591
                                                                               ------------------

FINLAND - 0.6%
Nokia Oyj                                                          158,900             2,325,596
                                                                               ------------------

FRANCE - 11.6%
Aventis SA                                                          58,710             4,160,026
BNP Paribas SA                                                     116,640             6,450,563
L' Oreal SA                                                         50,850             3,967,163
Publicis Groupe SA                                                 128,778             3,554,558
Sanofi-Synthelabo SA                                               128,720             7,830,488
Schneider Electric SA                                               60,270             3,240,867
TotalFinaElf SA                                                     95,210            15,457,756
                                                                               ------------------
                                                                                      44,661,421
                                                                               ------------------






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES           U.S. $ VALUE
-------------------------------------------------------------------------------------------------
GERMANY - 7.0%
Deutsche Bank AG                                                    91,620     $       6,365,264
Deutsche Boerse AG                                                  77,200             3,259,234
Epcos AG                                                            84,450             2,785,532
Gehe AG                                                             73,430             3,118,201
MLP AG                                                              84,920             2,637,501
Porsche AG                                                           9,976             4,728,896
SAP AG                                                              41,050             4,023,516
                                                                               ------------------
                                                                                      26,918,144
                                                                               ------------------
HONG KONG - 1.8%
Cheung Kong (Holdings), Ltd.                                       268,000             2,233,333
Hang Seng Bank, Ltd.                                                61,700               660,506
Hutchison Whampoa, Ltd.                                            212,000             1,583,205
Johnson Electric Holdings, Ltd.                                    574,000               680,705
Legend Holdings, Ltd.                                            1,130,000               412,884
Sun Hung Kai Properties, Ltd.                                      150,000             1,139,423
                                                                               ------------------
                                                                                       6,710,056
                                                                               ------------------
IRELAND - 3.2%
CRH Plc.                                                           338,360             5,513,470
Irish Life & Permanent Plc.                                        272,770             3,946,356
Ryanair Holdings Plc. (a)                                          471,910             2,838,171
                                                                               ------------------
                                                                                      12,297,997
                                                                               ------------------
ITALY - 1.3%
Riunione Adriatica di Sicurta SpA                                  357,880             4,803,071
                                                                               ------------------

JAPAN - 17.8%
Canon, Inc.                                                         92,000             3,477,057
East Japan Railway Co.                                                 860             4,025,196
Fuji Photo Film Co., Ltd.                                          118,000             3,809,945
Hitachi, Ltd.                                                      554,000             3,582,096
Honda Motor Co., Ltd.                                               39,100             1,585,400
ITO- Yokado Co., Ltd                                                69,000             3,454,030
Kao Corp.                                                          288,000             6,631,737
Kyocera Corp.                                                       65,800             4,803,521
Mitsubishi Tokyo Financial Group, Inc.                                 398             2,682,997
Mitsui Sumitomo Insurance Co., Ltd.                                479,000             2,577,632
Nintendo Co., Ltd.                                                  24,000             3,534,123
Nippon Telegraph and Telephone Corp. (NTT)                             628             2,583,047
NTT DoCoMo, Inc.                                                     1,884             4,636,910
Promise Co., Ltd.                                                   71,900             3,623,194
Rohm Co., Ltd.                                                      20,100             3,000,075
Shin-Estu Chemical Co.                                              66,800             2,870,182
Sumitomo Chemical Co., Ltd.                                        835,000             3,796,721
Takeda Chemical Industries, Ltd.                                    71,000             3,115,801
Toyota Motor Corp.                                                 169,000             4,483,731
                                                                               ------------------
                                                                                      68,273,395
                                                                               ------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES           U.S. $ VALUE
-------------------------------------------------------------------------------------------------
NETHERLANDS - 4.7%
Akzo Nobel NV                                                      112,650     $       4,904,936
ASML Holding NV (a)                                                256,900             4,066,865
QIAGEN N.V. (a)                                                    182,240             2,163,268
Reed Elsevier NV                                                   264,100             3,599,230
Verenigde Nederlandse Uitgeversbedrijven NV                        123,350             3,427,878
                                                                               ------------------
                                                                                      18,162,177
                                                                               ------------------
PORTUGAL - 3.1%
Brisa - Auto Estradas de Portugal SA                             1,249,500             7,033,528
Portugal Telecom, SGPS SA                                          703,802             4,969,568
                                                                               ------------------
                                                                                      12,003,096
                                                                               ------------------

RUSSIA - 0.5%
YUKOS-ADR                                                           14,500             2,004,002
                                                                               ------------------

SINGAPORE - 0.8%
Singapore Airlines, Ltd.                                           115,000               839,654
Singapore Press Holdings, Ltd.                                     162,000             1,824,655
Venture Corp., Ltd.                                                 92,000               734,209
                                                                               ------------------
                                                                                       3,398,518
                                                                               ------------------
SPAIN - 2.3%
Altadis SA                                                         191,600             3,954,612
Banco Santander Central Hispano SA                                 615,640             4,888,155
                                                                               ------------------
                                                                                       8,842,767
                                                                               ------------------
SWEDEN - 1.6%
Atlas Copco AB, Class B                                            194,710             4,385,504
Telefonaktiebolaget LM Ericsson                                  1,109,400             1,677,891
                                                                               ------------------
                                                                                       6,063,395
                                                                               ------------------
SWITZERLAND - 6.4%
Adecco SA                                                           72,140             4,284,873
Holcim, Ltd., Class B                                               18,670             4,283,951
Novartis AG                                                        164,429             7,230,987
Swiss Re                                                            91,540             8,949,184
                                                                               ------------------
                                                                                      24,748,995
                                                                               ------------------










THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES           U.S. $ VALUE
-------------------------------------------------------------------------------------------------
TAIWAN - 0.3%
United Microelectronics-ADR                                        164,000     $       1,205,400
                                                                               ------------------


UNITED KINGDOM - 24.0%
Amvescap Plc.                                                      268,000             2,177,168
AstraZeneca Plc.                                                   106,000             4,387,990
Aviva Plc.                                                         204,000             1,641,701
Barclays Plc.                                                      564,000             4,745,130
BG Group Plc.                                                      378,000             1,641,975
BP Plc. (a)                                                      1,405,000            11,799,345
British Sky Broadcasting Group Plc.                                239,000             2,291,282
Compass Group Plc.                                                 333,000             2,020,027
Debenhams Plc.                                                     381,100             1,937,157
Diageo Plc.                                                        529,000             6,869,502
Electrocomponents Plc.                                             206,000             1,153,864
GlaxoSmithKline Plc.                                               661,312            14,292,644
Hanson Plc.                                                        304,000             2,163,816
HSBC Holdings Plc.                                                 447,000             5,140,398
Imperial Tobacco Group Plc.                                        341,300             5,524,472
Lloyds TSB Group Plc.                                              431,000             4,289,636
Man Group Plc.                                                     147,000             2,307,727
Prudential Plc.                                                    130,000             1,187,852
Royal Bank of Scotland Group Plc.                                  220,000             6,236,854
Royal & Sun Alliance Insurance Group Plc.                          405,000             1,486,111
Standard Chartered Plc.                                            239,000             2,549,916
The Sage Group Plc.                                                336,000               868,038
Vodafone Group Plc.                                              3,991,000             5,474,623
                                                                               ------------------
                                                                                      92,187,228
                                                                               ------------------









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

COMPANY                                                          SHARES           U.S. $ VALUE
-------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
                                                                               ------------------
      (cost $416,038,741)                                                            360,688,855
                                                                               ------------------
MUTUAL FUNDS -4.6%
UNITED KINGDOM - 4.6%
Baillie Gifford Japanese Smaller Cos. Fund                         810,170     $      10,704,715
Baillie Gifford Emerging Markets Growth Fund                     4,438,883             6,799,386
                                                                               ------------------
                                                                                      17,504,101
                                                                               ------------------
TOTAL MUTUAL FUNDS
      (cost $19,337,361)                                                              17,504,101
                                                                               ------------------

TOTAL INVESTMENTS - 98.4%
      (cost $376,987,556)                                                            378,192,956
Other assets less liabilities - 1.6%                                                   6,164,355
                                                                               ------------------
NET ASSETS - 100%                                                              $     384,357,311
                                                                               ==================

(a) Non-income producing security.







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

INDUSTRY DIVERSIFICATION
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


                                                                                        % OF TOTAL
                                                              US$ VALUE                  NET ASSETS
                                                        --------------------         -------------------

Automobiles & Parts                                     $       10,798,027                    2.8%
Banks                                                           48,793,999                    12.7
Beverages                                                       11,324,165                     2.9
Chemicals                                                       11,571,839                     3.0
Construction & Building Materials                               11,961,237                     3.1
Diversified Industrials                                          1,583,205                     0.4
Electricity                                                        680,705                     0.2
Electronic & Electrical Equipment                               15,041,186                     3.9
Engineering & Machinery                                          4,385,504                     1.1
Food & Drug Retailers                                            3,672,616                     1.0
Information Technology Hardware                                 16,270,807                     4.2
Insurance                                                       20,453,499                     5.3
Leisure, entertaiment & hotel                                    6,666,920                     1.7
Life Assurance                                                   6,775,909                     1.8
Media & Photography                                             19,814,334                     5.2
Mining                                                           2,823,015                     0.7
Oil & Gas                                                       30,903,078                     8.0
Open-Ended Investment Cos.                                      17,504,101                     4.6
Personal Care & Household Products                              10,598,900                     2.8
Pharmaceuticals                                                 49,020,996                    12.8
Real Estate                                                      3,372,756                     0.9
Retailers-General                                                6,154,113                     1.6
Software & Computer Technology                                   4,891,554                     1.3
Specialty & Other Finance                                       11,367,323                     3.0
Support Services                                                 9,883,387                     2.6
Telecommunications Services                                     17,664,148                     4.6
Tobacco                                                          9,479,084                     2.5
Transportation                                                  14,736,549                     3.8
                                                         ------------------        ----------------

Total Value of Investments                                     378,192,956                    98.4%
Other assets less liabilities                                    6,164,355                     1.6%
                                                         ------------------        ----------------
Net Assets                                               $     384,357,311                   100.0%
                                                         ==================        ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

ASSETS
       Investments, at value (cost $437,105,613)                                                $    378,192,956
       Foreign cash, at value (cost $2,186,971)                                                        2,219,376
       Cash                                                                                            1,275,592
       Receivable for investments sold                                                                 7,601,753
       Dividends and interest receivable                                                               1,188,165
                                                                                                 ----------------

       Total Assets                                                                                  390,477,842
                                                                                                 ----------------

LIABILITIES
       Payable for investment securities purchased                                                     5,521,725
       Payable for currency purchased                                                                      8,645
       Advisory fee payable                                                                              359,023
       Service fee payable                                                                                51,007
       Capital stock repurchased                                                                           5,309
       Other payables                                                                                    174,822
                                                                                                 ----------------

       Total Liabilities                                                                               6,120,531
                                                                                                 ----------------

NET ASSETS                                                                                      $    384,357,311
                                                                                                 ================

COMPOSITION OF NET ASSETS
       Paid-in capital                                                                          $    479,055,185
       Overdistributed net investment income                                                           2,888,650
       Accumulated net realized loss on investments and foreign currency transactions                (38,866,960)
       Net unrealized depreciation in value of investments and foreign currencies                    (58,719,564)
                                                                                                 ----------------
                                                                                                $    384,357,311
                                                                                                 ================


NET ASSET VALUE, PER SHARE

       CLASS I ($3,483,079 / 702,574 shares outstanding)                                        $           4.96
                                                                                                 ----------------

       CLASS III ($380,874,232 / 76,742,289 shares outstanding)                                 $           4.96
                                                                                                 ----------------







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
JUNE 30, 2002 (UNAUDITED)              BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME
       Dividends (net of foreign taxes withheld of $356,716)                                      $      4,459,624
       Interest                                                                                             33,864
                                                                                                   ----------------
          TOTAL INVESTMENT INCOME                                                                        4,493,488
                                                                                                   ----------------

EXPENSES
       Advisory fee                                                                                        677,667
       Service fee - Class III Shares                                                                       95,932
                     Class I   Shares                                                                        4,388
       Fund Accounting                                                                                     135,533
       Custody - (Note B)                                                                                   60,000
       Professional fees                                                                                    29,043
       Transfer Agency                                                                                       9,681
       Other                                                                                                58,086
                                                                                                   ----------------
       TOTAL EXPENSES                                                                                    1,070,330
       Less - reduction in custody fee due to undertaking by the Manager - (Note B)                        (60,000)
                                                                                                   ----------------
          NET EXPENSES                                                                                   1,010,330
                                                                                                   ----------------

          NET INVESTMENT INCOME                                                                          3,483,158
                                                                                                   ----------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
       Net realized loss from:
            Investments                                                                                (28,938,442)
            Foreign currency transactions                                                                  141,501
                                                                                                   ----------------
                                                                                                       (28,796,941)

                                                                                                   ----------------
       Net increase in unrealized appreciation on:
            Investments                                                                                 10,777,223
            Translation of assets and liabilities in foreign currencies                                    146,719
                                                                                                   ----------------
                                                                                                        10,923,942
                                                                                                   ----------------

       Net realized and unrealized loss on investments and foreign currency transactions               (17,872,999)
                                                                                                   ----------------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                        $    (14,389,841)
                                                                                                   ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                                                       SIX MONTHS ENDED          YEAR ENDED
                                                                                         JUNE 30, 2002          DECEMBER 31,
                                                                                          (UNAUDITED)               2001
                                                                                      ------------------     -------------------
DECREASE IN NET ASSETS FROM OPERATIONS
       Net investment income                                                          $       3,483,158      $        4,238,863
       Net realized loss from investments and foreign currency transactions                 (28,796,941)            (45,838,800)
       Net increase in unrealized depreciation on investments and translation of
            assets and liabilities in foreign currencies                                     10,923,942             (54,991,909)
                                                                                      ------------------      ------------------
       Net decrease in net assets from operations                                           (14,389,841)            (96,591,846)
                                                                                      ------------------      ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income:
            Class I                                                                                   -                       -
            Class III                                                                                 -                (981,769)
       Taxable distributions in excess of net investment income and net realized gain on investments
            Class I                                                                                   -                       -
            Class III                                                                                 -            (108,725,493)
       Return of capital distributions
            Class I                                                                                   -                       -
            Class III                                                                                 -             (44,432,334)
                                                                                      ------------------      ------------------
       TOTAL DIVIDENDS AND DISTRIBUTIONS                                                              -            (154,139,596)
                                                                                      ------------------      ------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
        Net proceeds from shares subscribed:
            Class I                                                                                   -               3,792,517
            Class III                                                                                 -                       -
       Dividends and distributions reinvested:
            Class I                                                                                   -                       -
            Class III                                                                                 -             154,139,577
       Cost of shares redeemed:
            Class I                                                                                   -                  (5,309)
            Class III                                                                                 -                       -
       INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
                                                                                      ------------------      ------------------
            BENEFICIAL INTEREST                                                                       -             157,926,785
                                                                                      ------------------      ------------------

       TOTAL (DECREASE) INCREASE IN NET ASSETS                                              (14,389,841)            (92,804,657)

NET ASSETS
       Beginning of period                                                                  398,747,152             491,551,809
                                                                                      ------------------      ------------------
       End of year                                                                   $      384,357,311      $      398,747,152
                                                                                      ==================      ==================


    (a) COMMENCEMENT OF OPERATIONS, NOVEMBER 1, 2000.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

      FINANCIAL HIGHLIGHTS             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
      --------------------------------------------------------------------------

      SELECTED DATA FOR CLASS I SHARE OUTSTANDING:


                                                                                                           For the Period
                                                                               Six Months Ended          August 12, 2001 (a)
                                                                                June 30, 2002                  through
                                                                                 (Unaudited)              December 31, 2001
                                                                              ==================        ===================
      Net asset value, beginning of period                                          $5.15                       $5.39
                                                                              ------------------        -------------------
      INCOME FROM INVESTMENT OPERATIONS
      ---------------------------------
      Net investment income                                                          0.04                        0.01
      Net realized and unrealized loss
           on investments and foreign
           currency transactions                                                    (0.23)                      (0.25)
                                                                              ------------------        -------------------
      Net decrease in net asset
           value from investment operations                                         (0.19)                      (0.24)
                                                                              ------------------        -------------------
      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
      -------------------------------------------
      Dividends from net investment income                                             -                          -
      Taxable distributions in excess of net investment income
           and net realized gain on investments                                        -                          -
      Return of capital distributions                                                  -                          -
                                                                              ------------------        -------------------
            Total Dividends and Distributions                                          -                          -
                                                                              ------------------        -------------------
       Net asset value, end of period                                               $4.96                       $5.15
                                                                              ==================        ===================


      TOTAL RETURN
      ------------
      Total investment return based on net
           asset value (b)                                                          (3.69%)                     (4.45%)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets, end of period
           (000's omitted)                                                         $3,483                      $3,617
      Ratio of net expenses to average net
           assets (c)                                                                0.72%                       0.72%*
      Ratio of net investment income
            to average net assets (c)                                                1.60%                       0.27%*
      Portfolio turnover rate                                                          16%                         40%



*     Annualized.
(a)   Commencement of share class.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) During 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. Absent this undertaking, the annualized net expense percentage for Class I in 2001 would have been approximately 0.74%.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

      FINANCIAL HIGHLIGHTS             BAILLIE GIFFORD INTERNATIONAL EQUITY FUND
      --------------------------------------------------------------------------

      SELECTED DATA FOR CLASS III SHARE OUTSTANDING:

                                                                                                             For the Period
                                                                 Six Months Ended                         November 1, 2000 (a)
                                                                  June 30, 2002         Year ended              through
                                                                   (Unaudited)       December 31, 2001     December 31, 2000
                                                                =================    =================    ====================
      Net asset value, beginning of period                            $5.15                $9.65                $10.00
                                                                -----------------    -----------------    --------------------
      INCOME FROM INVESTMENT OPERATIONS

      Net investment income                                            0.05                 0.06                   -
      Net realized and unrealized loss
           on investments and foreign
           currency transactions                                      (0.24)               (1.53)                (0.35)
                                                                -----------------    -----------------    --------------------
      Net decrease in net asset
           value from investment operations                           (0.19)               (1.47)                (0.35)
                                                                -----------------    -----------------    --------------------
      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

      Dividends from net investment income                                -                (0.02)                  -
      Taxable distributions in excess of net investment
           income and net realized gain on investments                    -                (2.14)                  -
      Return of capital distributions                                     -                (0.87)                  -
                                                                -----------------    -----------------    --------------------
            Total Dividends and Distributions                             -                (3.03)                  -
                                                                -----------------    -----------------    --------------------
      Net asset value, end of period                                  $4.96                $5.15                 $9.65
                                                                =================    =================    ====================

      TOTAL RETURN

      Total investment return based on net
           asset value (b)                                           (3.69%)              (19.57%)               (3.50%)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------
      Net assets, end of period
           (000's omitted)                                        $380,874              $395,130              $491,552
      Ratio of net expenses to average net
           assets (c)                                                 0.52%                 0.49%                 0.69%*
      Ratio of net investment income
            to average net assets (c)                                 1.80%                 1.00%                 0.00%*
      Portfolio turnover rate                                          16%                   40%                     6%


*     Annualized.
(a)   Commencement of investment operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.
(c) During 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. Absent this undertaking, the net expense percentage for Class III in 2001 would have been approximately 0.52%.







THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

      Baillie Gifford International Equity Fund, (the "Fund") is a series of Baillie Gifford Funds, a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and organized as a Massachusetts business trust under the laws of Massachusetts by an agreement and Declaration of Trust dated June 21, 2000. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares authorized, without par value). At June 30, 2002 shares issued and outstanding were of Class I and Class III shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred. The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

         Investments are carried at value. Securities listed on foreign exchanges and for which market quotations are readily available are valued at the closing price on the exchange on which the securities are traded at the close of the appropriate exchange or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices. Securities listed or traded on any domestic (U.S.) exchanges are valued at the last sale price or, if there have been no sales during the day, at the mean of the closing bid and asked prices. Securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

         Repurchase Agreements are carried at cost which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

         The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

         Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

         The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At June 30, 2002, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

         The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

TAXES

         The Fund intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to its shareholders. Therefore, no federal income tax provision is required.

         Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

         The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of net investment income and capital gains on an income tax basis and under generally accepted accounting principles primarily resulted from a one time election for United States income tax purposes made by the Fund in 2001, to mark certain securities to market and recognize gains and losses between the market basis of those securities and their respective tax basis.

         Currently, the Fund's policy is to distribute net investment income and net capital gains once a year. This policy is, however, subject to change at any time by the Fund's Board of Trustees. As a result of the mark to market adjustment discussed above, a distribution was made during the year ended December 31, 2001. The distribution was treated as a dividend to the extent of the Fund's net taxable income for the year, the remaining distribution was treated as a return of capital.

         During the year ended December 31, 2001, the Fund reclassified permanent differences, reflecting differences between financial statement and tax reporting, in the composition of the net assets section of the Fund's statement of assets and liabilities as follows:

                                    Accumulated
     Overdistributed       net realized loss on investments         Paid-in
 net investment income    and foreign currency  transactions        Capital
-----------------------  ------------------------------------  ----------------
      $ (3,848,541)                $ 191,952,783                $(188,104,242)


NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

         The Fund is advised and managed by Baillie Gifford Overseas Limited (the "Manager"). The Manager is a registered investment adviser which is a wholly owned subsidiary of Baillie Gifford & Co. Investment decisions made by the Manager for the Fund are made by teams organized for that purpose and no person or persons are primarily responsible for making recommendations to such teams.

         Under the Investment Advisory Agreement, the Fund pays the Manager a quarterly management fee, in arrears, at the rate of 0.35% of the Fund's average month end net assets. For the six months ended June 30, 2002, the Fund incurred $677,667 in Investment Advisory Fees.

         The Fund has adopted a Shareholder Service Plan providing that the Fund may obtain the services of, and compensate for, qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the Manager receives a fee at the annualized rate of 0.25% and 0.05% of the Fund's average daily net assets attributable to Class I and Class III shares, respectively. For the six months ended June 30, 2002 the Fund incurred $4,388 and $95,932 in Shareholder Servicing Fees for Class I and Class III shares, respectively.

         In April 2001, the Manager voluntarily undertook to pay all custody fees incurred by the Fund. The Fund will remain contractually obligated to pay the custody fees incurred and the Manager reserves the right to terminate such undertaking at any time. For the period from January 1, 2002 to June 30, 2002, the Manager has incurred approximately $60,000 of custody fees on behalf of the Fund.

NOTE C -- INVESTMENT TRANSACTIONS

   Purchases and proceeds from sales of securities (excluding short-term securities) were as follows:

                     For the Six Months Ended June 30, 2002
--------------------------------------------------------------------------------
Purchases
     Stocks and debt obligations                                   $ 63,366,899


Sales
     Stocks and debt obligations                                   $ 60,477,727



The gross unrealized appreciation and (depreciation) on investments at June 30, 2002 is as follows:

Gross Appreciation                                                 $ 80,414,735
Gross Depreciation                                                  (21,502,078)
                                                                  -------------
     Net Unrealized Depreciation                                   $(58,912,657)
                                                                  =============

         The cost of assets and gross unrealized appreciation (depreciation) at June 30, 2002 for United States federal income tax purposes, is substantially equivalent to the cost of assets and gross unrealized appreciation (depreciation) at June 30, 2002 for financial reporting purposes. The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies.

NOTE D -- REPURCHASE AGREEMENTS

                  A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements of more than seven days duration (or investments in any other securities which are deemed to be not readily marketable by the staff of the Securities and Exchange Commission) are not permitted if more than 10% of Fund's net assets would be so invested.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

There were no share transactions for the six months ended June 30,2002.

At June 30, 2002, 99.1% of the total shares outstanding were held by one record shareholder.

MANAGEMENT OF THE TRUST

The trustees and officers of the Trust and their principal occupations during the past five years are as follows:

R. ROBIN MENZIES                               CHAIRMAN OF THE BOARD & PRESIDENT

Mr. Menzies is a director of Baillie Gifford Overseas Limited and a partner of Baillie Gifford & Co. He graduated BA in Engineering and Law from Cambridge University. Aged 49, he joined Baillie Gifford in 1973 and became a partner in 1981. Mr. Menzies is a member of the Institutional Clients Department and has particular responsibility for North American clients.

Mr. Menzies will be in charge of the geographical diversification of the International equity Fund's and The EAFE Fund's assets. Under Mr. Menzies supervision, investment teams at Baillie Gifford recommend securities selections for each of these Funds.

Mr. Menzies is the only trustee who is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Limited.

JOHN G. BARRIE, JR.                            TRUSTEE

Mr. Barrie retired in April 2000 from Dominion Resources, Inc., an electric and gas utility, where he served in a variety of supervisory roles over the course of the thirty-five years, including most recently, Assistant Treasurer.

JOHN M. SMITH                                  TRUSTEE

Mr. Smith serves a consultant to the management of, and the board of directors of, the Guardian Mutual Funds in January, 2000. Mr. Smith served in a variety of executive positions with Guardian Life Insurance Company and its affiliates until the end of 1999, including as Executive Vice President of Guardian Life Insurance Company; Executive Vice President and Director of Guardian Insurance and Annuity Company; President and Director of Guardian Investors Services Corp. (broker-dealer and investment adviser); President of GIAC Funds, Inc. (mutual funds); and Director of Guardian Asset Management Corp. and Guardian Baillie Gifford Ltd. (investment advisers).

EDWARD H. HOCKNELL                             VICE PRESIDENT

Mr. Hocknell is a director of Baillie Gifford Overseas Limited and became a partner in Baillie Gifford & Co. in 1998. Aged 41, Mr. Hocknell graduated BA in Classics and Philosophy from Oxford University. He is responsible for North American and UK clients.

Mr. Hocknell will be in charge of the geographical diversification of The Emerging Markets Fund's assets. His decisions to buy and sell securities for the Fund will be made with help from several investment teams at Baillie Gifford.

ALAN PATERSON                                  VICE PRESIDENT

Mr. Paterson joined Baillie Gifford in 1993 following five years with KPMG where he qualified as a Chartered Accountant. Aged 33, he is presently Head of the Institutional Clients Accounting Department, which is responsible for the accounting and administration service to Baillie Gifford's institutional clients worldwide.

JEFFREY KUTLER                                 VICE PRESIDENT

Mr. Kutler joined Baillie Gifford in May 1996 as is currently responsible for all North American marketing. Aged 43, he is based in Manhattan, New York. For nine years prior to joining Baillie Gifford Mr. Kutler was Vice President and Director of Client Services with The Prudential Investment Corporation, Inc.

DICKSON JACKSON                                TREASURER

Mr. Jackson joined Baillie Gifford in 1998 following eight years with The WM Company where he administered and managed both pooled and segregated pension funds as well as presenting performance information to UK Fund Management companies. Aged 30, he is presently responsible for a team of Investment Accountants providing administration services to Baillie Gifford's non-UK institutional clients.

ANGUS N. G. MACDONALD                          SECRETARY

Mr. Macdonald qualified LL.B in Law in 1989 and attained his Diploma in Legal Practice in 1990. Aged 35, he joined Baillie Gifford in 1996 having previously worked as a lawyer in another financial services company and private practice before that. He is presently the Compliance Officer and Counsel for Baillie Gifford Overseas Limited.


Previous positions during the past five years with Baillie Gifford Overseas Limited are omitted, if not materially different from the positions listed.

The address of each trustee and officer of the Trust affiliated with Baillie Gifford Overseas Limited is 1 Rutland Court, Edinburgh, Scotland EH3 8EY.